Other non-current liabilities and employee future benefits - Included in Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ 913	$ 970
Net defined benefit pension plan liability (asset)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	911	973
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ 2	$ (3)